RELATED PARTY TRANSACTIONS (Details ) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Notes payable - Related party	$ 68,785	$ 68,785	$ 68,785
Related Party [Member]
Notes payable - Related party	6,910	6,910	6,910
Related Party 1 [Member]
Notes payable - Related party	23,247	23,247	23,247
Related Party 2 [Member]
Notes payable - Related party	$ 38,628	$ 38,628	$ 38,628